Income Taxes Rate Reconciliation U.S. federal statutory rate to effective income tax rate (Details)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	0.50%	1.20%	2.20%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	(12.10%)	(11.60%)	(10.00%)
Effective Income Tax Rate Reconciliation, Deductions, Qualified Production Activities	(2.20%)	(2.00%)	(1.10%)
Effective Income Tax Rate Reconciliation, Tax Credits, Research	(1.10%)	(2.70%)	(2.40%)
Effective Income Tax Rate Reconciliation Excise Tax	(1.80%)	(1.70%)	0.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development	0.00%	0.00%	0.40%
Effective Income Tax Rate Reconciliation, Tax Settlements, Other	4.60%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	2.30%	0.80%	0.80%
Effective Income Tax Rate, Continuing Operations	25.20%	19.00%	24.90%